Subsequent events (Details) - Jun. 04, 2019 - Subsequent Event - Cordlife Group Limited - listed on Singapore Exchange shares in Millions	$ / shares shares	$ / shares
Subsequent events
Number of ordinary shares to be issued by CGL | shares	2,497.9
Price per ordinary share to be issued by CGL		$ 0.5
Price per ordinary share of the Company to be exchanged	$ 7.50